Description of the business and summary of significant accounting policies - Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges recorded in respect of right-of-use asset	$ 0	$ 0	$ 0
Aircraft and engines
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	18 years
Spare engines
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	18 years
Minimum | Buildings leases
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	1 year
Maximum | Buildings leases
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	10 years
Maximum | Maintenance component
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	8 years